[CHAPMAN AND CUTLER LETTERHEAD]

June 25, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827; 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 667 and under the Investment Company Act of 1940, as amended, Amendment No. 668 to the Registrant’s registration statement on Form N‑1A (the “Amendment”). The Amendment relates to Innovator Defined Wealth Shield ETF (formerly Innovator Equity Bond Alternative ETF) (the “Fund”), a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

This letter also responds to your comments, provided by telephone regarding the registration statement filed on Form N-1A for the Registrant with the staff of Securities and Exchange Commission (the “Staff”) on April 16, 2021 (the “Registration Statement”). The Registration Statement relates to the Fund. Capitalized terms used herein, but not otherwise defined, have the meanings ascribed to them in the Registration Statement.

Comment 1 – Fund Name

The Staff notes that the Fund has proposed to change its name to the “Innovator Secure Capital ETF”. The Staff objects to this name and believes that it could be misleading pursuant to Section 35(d) of the 1940 Act. Please modify the name or consider modifying other proposed names for the Staff’s consideration.

Response to Comment 1

The Fund confirms that the Staff’s comment has been addressed in this Amendment filed pursuant to Rule 485(a) of the 1933 Act.

Comment 2 – General

The Staff notes that the Fund’s Buffer will change each Outcome Period within an expected range of 15-20%. Please clarify the prospectus to make clear that the Buffer will be a set percentage for each Outcome Period within this expected range.

Response to Comment 2

The Fund confirms that the Staff’s comment has been addressed in this Amendment filed pursuant to Rule 485(a) of the 1933 Act.

Comment 3 – Principal Risks

Please consider modifying the Fund’s risk disclosure with respect to the variability of the Buffer.

Response to Comment 3

The Fund confirms that the Staff’s comment has been addressed in this Amendment filed pursuant to Rule 485(a) of the 1933 Act.

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If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures